INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	$ 944,409	$ 902,256
Translation differences	(227)
Acquisition of business (note 3)	34,451
Additions	141,220	110,147
Disposals / Consumptions	(132)
Impairment charge (note 4 (e)(2))	(42,316)
Transfers	3,143	2,348
Depreciation charge	(84,500)	(70,342)
Intangible assets and goodwill, ending balance	996,048	944,409
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	1,882,230	1,771,726
Intangible assets and goodwill, ending balance	2,016,010	1,882,230
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(937,821)	(869,470)
Intangible assets and goodwill, ending balance	(1,019,962)	(937,821)
Information system projects
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	112,174	79,792
Translation differences	(227)
Acquisition of business (note 3)	34,451
Additions	67,754	57,689
Disposals / Consumptions	(113)
Impairment charge (note 4 (e)(2))	0
Transfers	3,181	2,348
Depreciation charge	(35,722)	(27,655)
Intangible assets and goodwill, ending balance	181,498	112,174
Information system projects | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	460,434	402,387
Intangible assets and goodwill, ending balance	563,120	460,434
Information system projects | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(348,260)	(322,595)
Intangible assets and goodwill, ending balance	(381,622)	(348,260)
Mining assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	131,669	141,503
Translation differences	0
Acquisition of business (note 3)	0
Additions	32,407	0
Disposals / Consumptions	0
Impairment charge (note 4 (e)(2))	(42,316)
Transfers	55,016	32,498
Depreciation charge	(48,434)	(42,332)
Intangible assets and goodwill, ending balance	128,342	131,669
Mining assets | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	358,767	326,269
Intangible assets and goodwill, ending balance	403,875	358,767
Mining assets | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(227,098)	(184,766)
Intangible assets and goodwill, ending balance	(275,533)	(227,098)
Exploration and evaluation costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	29,360	11,231
Translation differences	0
Acquisition of business (note 3)	0
Additions	40,333	50,627
Disposals / Consumptions	0
Impairment charge (note 4 (e)(2))	0
Transfers	(55,054)	(32,498)
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	14,639	29,360
Exploration and evaluation costs | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	29,360	11,231
Intangible assets and goodwill, ending balance	14,639	29,360
Exploration and evaluation costs | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	0	0
Customer relationships and other contractual rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	8,899	7,423
Translation differences	0
Acquisition of business (note 3)	0
Additions	726	1,831
Disposals / Consumptions	(19)
Impairment charge (note 4 (e)(2))	0
Transfers	0	0
Depreciation charge	(344)	(355)
Intangible assets and goodwill, ending balance	9,262	8,899
Customer relationships and other contractual rights | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	297,427	295,597
Intangible assets and goodwill, ending balance	298,134	297,427
Customer relationships and other contractual rights | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(288,528)	(288,174)
Intangible assets and goodwill, ending balance	(288,872)	(288,528)
Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Translation differences	0
Acquisition of business (note 3)	0
Additions	0	0
Disposals / Consumptions	0
Impairment charge (note 4 (e)(2))	0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	0	0
Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	73,935	73,935
Intangible assets and goodwill, ending balance	73,935	73,935
Trademarks | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	(73,935)	(73,935)
Intangible assets and goodwill, ending balance	(73,935)	(73,935)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Translation differences	0
Acquisition of business (note 3)	0
Additions	0	0
Disposals / Consumptions	0
Impairment charge (note 4 (e)(2))	0
Transfers	0	0
Depreciation charge	0	0
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	662,307	662,307
Intangible assets and goodwill, ending balance	662,307	662,307
Goodwill | Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill, beginning balance	0	0
Intangible assets and goodwill, ending balance	$ 0	$ 0